Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,006.00
Previously Paid Amount	0.00
Total Fee Amount	52,819.50
Total Offset Amount	37,413.81
Net Fee	$ 15,405.69